3. Loans (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Past due loans
Loans 30-89 days past due	$ 7,605	$ 9,743
Loans 90 or more days past due	377	737
Total past due loans	7,982	10,480
Total current loans	940,657	839,394
Total loans	948,639	849,874	$ 804,023
Accruing loans 90 or more days past due	0	0
Construction and land development
Past due loans
Loans 30-89 days past due	298	803
Loans 90 or more days past due	0	0
Total past due loans	298	803
Total current loans	93,826	91,793
Total loans	94,124	92,596
Accruing loans 90 or more days past due	0	0
Single-family residential
Past due loans
Loans 30-89 days past due	3,660	3,000
Loans 90 or more days past due	270	126
Total past due loans	3,930	3,126
Total current loans	268,395	266,349
Total loans	272,325	269,475
Accruing loans 90 or more days past due	0	0
Single-family residential - Banco de la Gente Non-traditional
Past due loans
Loans 30-89 days past due	3,566	4,834
Loans 90 or more days past due	105	413
Total past due loans	3,671	5,247
Total current loans	23,212	25,546
Total loans	26,883	30,793
Accruing loans 90 or more days past due	0	0
Commercial
Past due loans
Loans 30-89 days past due	36	504
Loans 90 or more days past due	0	176
Total past due loans	36	680
Total current loans	332,935	290,575
Total loans	332,971	291,255
Accruing loans 90 or more days past due	0	0
Multifamily and Farmland
Past due loans
Loans 30-89 days past due	0	0
Loans 90 or more days past due	0	0
Total past due loans	0	0
Total current loans	48,880	48,090
Total loans	48,880	48,090
Accruing loans 90 or more days past due	0	0
Total real estate loans
Past due loans
Loans 30-89 days past due	7,560	9,141
Loans 90 or more days past due	375	715
Total past due loans	7,935	9,856
Total current loans	767,248	722,353
Total loans	775,183	732,209
Accruing loans 90 or more days past due	0	0
Commercial loans (not secured by real estate)
Past due loans
Loans 30-89 days past due	0	432
Loans 90 or more days past due	0	0
Total past due loans	0	432
Total current loans	161,740	99,831
Total loans	161,740	100,263
Accruing loans 90 or more days past due	0	0
Farm loans (not secured by real estate)
Past due loans
Loans 30-89 days past due	0	0
Loans 90 or more days past due	0	0
Total past due loans	0	0
Total current loans	855	1,033
Total loans	855	1,033
Accruing loans 90 or more days past due	0	0
Consumer loans (not secured by real estate)
Past due loans
Loans 30-89 days past due	45	170
Loans 90 or more days past due	2	22
Total past due loans	47	192
Total current loans	7,066	8,240
Total loans	7,113	8,432
Accruing loans 90 or more days past due	0	0
All other loans (not secured by real estate)
Past due loans
Loans 30-89 days past due	0	0
Loans 90 or more days past due	0	0
Total past due loans	0	0
Total current loans	3,748	7,937
Total loans	3,748	7,937
Accruing loans 90 or more days past due	$ 0	$ 0